Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Athena Gold Corporation (“we,” “our,” “us,” or “Athena”) is engaged in the acquisition and exploration of mineral resources. We were incorporated in Delaware on December 23, 2003 and began our mining operations in 2010.

In December 2009, we formed and organized a wholly-owned subsidiary, Athena Minerals, Inc. (“Athena Minerals”) which owns and operates mining interests and property in California. On December 31, 2020 we sold the subsidiary to Mr. John Gibbs, a related party, in a non-cash exchange.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Basis of Presentation	Basis of Presentation We prepared these financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”).
Foreign Currency Translation

Foreign Currency Translation

The Company is exposed to currency risk on transactions and balances in currencies other than the functional currency. The Company has not entered any contracts to manage foreign exchange risk.

The functional currency of the Company is the US dollar; therefore, the Company is exposed to currency risk from financial assets and liabilities denominated in Canadian dollars.

Recent Accounting Pronouncements	Recent Accounting Pronouncements We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.
Liquidity and Going Concern

Liquidity and Going Concern

Our financial statements have been prepared on a going concern basis, which assumes that we will be able to meet our obligations and continue our operations during the next fiscal year. Asset realization values may be significantly different from carrying values as shown in our consolidated financial statements and do not give effect to adjustments that would be necessary to the carrying values of assets and liabilities should we be unable to continue as a going concern.

At December 31, 2022, we had not yet achieved profitable operations and we have accumulated losses of approximately $11,700,000 since our inception. We expect to incur further losses in the development of our business, all of which raise substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern depends on our ability to generate future profits and/or to obtain the necessary financing to meet our obligations arising from normal business operations when they come due.

Cash	Cash We consider all amounts on deposit with financial institutions and highly liquid investments with an original maturity of three months or less to be cash equivalents.
Mineral Rights - Unproven

Mineral Rights - Unproven

We have determined that our mining rights meet the definition of mineral rights, as defined by accounting standards, and are tangible assets. As a result, our direct costs to acquire or lease mineral rights are initially capitalized as tangible assets. Mineral rights include costs associated with: leasing or acquiring patented and unpatented mining claims; leasing mining rights including lease signature bonuses, lease rental payments and advance minimum royalty payments; and options to purchase or lease mineral properties.

If we establish proven and probable reserves for a mineral property and establish that the mineral property can be economically developed, mineral rights will be amortized over the estimated useful life of the property following the commencement of commercial production or expensed if it is determined that the mineral property has no future economic value or if the property is sold or abandoned. For mineral rights in which proven and probable reserves have not yet been established, we assess the carrying values for impairment at the end of each reporting period and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

The net carrying value of our mineral rights represents the fair value at the time the mineral rights were acquired less accumulated depletion and any impairment losses. Proven and probable reserves have not been established for mineral rights as of December 31, 2022.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

We continually monitor events and changes in circumstances that could indicate that our carrying amounts of long-lived assets, including mineral rights, may not be recoverable. When such events or changes in circumstances occur, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flows. If the future undiscounted cash flows are less than the carrying amount of these assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Exploration Costs

Exploration Costs

Mineral exploration costs are expensed as incurred. When it has been determined that it is economically feasible to extract minerals and the permitting process has been initiated, exploration costs incurred to further delineate and develop the property are considered pre-commercial production costs and will be capitalized and included as mine development costs in our consolidated balance sheets.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). This ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on Company stock price history. The Company determines the expected life based on the simplified method given that its own historical share option exercise experience does not provide a reasonable basis for estimating expected term. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of common stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any subsidiary of the Company, and such number of shares of common stock are reserved for such purpose.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

Level 1 - Valuation based on quoted market prices in active markets for identical assets and liabilities.

Level 2 - Valuation based on quoted market prices for similar assets and liabilities in active markets.

Level 3 - Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The fair value of cash, receivables and accounts payable approximates their carrying values due to their short term to maturity. The warrant liabilities are measured using level 3 inputs (Note 4).

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, “Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of December 31, 2022, and December 31, 2021.

Net Loss per Common Share

Net Loss per Common Share

The Company incurred net losses during the twelve months ended December 31, 2022, and 2021. At December 31, 2022 and 2021, potentially dilutive shares of common stock representing shares issuable on conversions of debt, options and warrants totaling 29,915,560 and 11,623,510, respectively, have been excluded from diluted net loss per common share because the impact of such inclusion would be anti-dilutive.